EQUITY METHOD INVESTMENTS - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment [Roll Forward]
Beginning balance	$ 1,658
Distributions received from associated companies	(150)	$ (1,096)	$ (256)
Share of income / (loss)	505	512	4,620
Ending Balance	$ 21,483	$ 1,658
Singapore Marine [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	17.87%	0.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 0	$ 0
Distributions received from associated companies	0	0
Share of income / (loss)	87	0	0
Purchase of additional stake	19,470
Ending Balance	$ 19,557	$ 0	0
United Freight Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 772	$ 1,448
Distributions received from associated companies	(150)	(825)
Share of income / (loss)	405	149	827
Purchase of additional stake	0
Ending Balance	$ 1,027	$ 772	1,448
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	22.19%	22.19%
Equity Method Investment [Roll Forward]
Beginning balance	$ 886	$ 794
Distributions received from associated companies	0	(271)
Share of income / (loss)	13	363	320
Purchase of additional stake	0
Ending Balance	$ 899	$ 886	794
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%	25.00%
Other [Member]
Equity Method Investment [Roll Forward]
Beginning balance	$ 0	$ 45
Distributions received from associated companies	0	(45)
Share of income / (loss)	0	0	3,473
Purchase of additional stake	0
Ending Balance	0	0	45
Total [Member]
Equity Method Investment [Roll Forward]
Beginning balance	1,658	2,287
Distributions received from associated companies	(150)	(1,141)
Share of income / (loss)	505	512
Purchase of additional stake	19,470
Ending Balance	$ 21,483	$ 1,658	$ 2,287